As filed with the U.S. Securities and Exchange Commission on March 14, 2006

Registration No. 2-84199

811-03762

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

Form N 1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 34

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 35

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

(Exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004
(Address of Principal Executive Offices) (Zip Code)

(800) 451-2010

(Registrant’s telephone number, including Area Code)

Robert I. Frenkel

300 First Stamford Place, Stamford, Connecticut 06902

(Name and address of agent for service)

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485(b)

☐	on pursuant to Rule 485(b)

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485(a)

☐	On (date) pursuant to paragraph (a) (1) of Rule 485

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485

☐	On (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Common Stock

PART A - PROSPECTUS

The Prospectus for Smith Barney Aggressive Growth Fund Inc. is incorporated by reference to Part A of Post-Effective Amendment No. 33 to the Fund’s Registration Statement filed on December 29, 2005 (Accession No. 0001193125-05-250455).

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Smith Barney Aggressive Growth Fund Inc. is incorporated by reference to Part B of Post-Effective Amendment No. 33 to the Fund’s Registration Statement filed on December 29, 2005 (Accession
No. 0001193125-05-250455).

PART C OTHER INFORMATION

Item 23.	Exhibits

All references are to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on June 5, 1983 (File Nos. 284199 and 811-3762).

(a) (1) Registrant’s Articles of Incorporation dated May 12, 1983 and Articles of Amendment dated May 27, 1983, October 3, 1983, May 20, 1988, November 5, 1992 and July 30, 1993, respectively, are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on October 28, 1993 (“Post-Effective Amendment No. 15”).

(a) (2) Articles of Amendment dated October 14, 1994, Form of Articles Supplementary and Form of Articles of Amendment are incorporated by reference to Post-Effective Amendment No. 18 filed December 28, 1995 (“Post-Effective Amendment No. 18”).

(a) (3) Articles of Amendment dated June 1, 1998 incorporated by reference to the Post-Effective Amendment No. 21.

(b) (1) Registrant’s By-Laws are incorporated by reference to the Registration Statement.

(b) (2) Amendments dated January 27, 1987, October 22, 1987 and October 20, 1988 to By-Laws are incorporated by reference to Post-Effective Amendment No. 9.

(b) (3) Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 28 filed on December 29, 2003.

(c) Registrant’s form of stock certificates for Class A, Class B, Class C and Class Y shares are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on October 23, 1992 (“Post-Effective Amendment No. 14”).

(d) (1) Investment Advisory Agreement between the Registrant and Smith Barney Asset Management Division of Smith Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 15.

(d) (2) Management Agreement dated December 1, 2005 between the Registrant and Smith Barney Fund Management LLC is incorporated by reference to Post-Effective Amendment No. 33 filed on December 29, 2005 (“Post-Effective Amendment No. 33”) .

(e) (1) Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to the Post-Effective Amendment No. 15.

(e) (2) Form of Distribution Agreement between the Registrant and CFBDS, Inc. is incorporated by reference to the Post-Effective Amendment No. 21.

(e) (3) Form of Broker Dealer Contract between the Registrant and CFBDS, Inc. is incorporated by reference to the Post-Effective Amendment No. 22.

(e) (4) Form of Distribution Agreement with Salomon Smith Barney Inc. is incorporated by reference to the Post-Effective Amendment No. 24.

(e) (5) Form of Distribution Agreement with PFS Distributors, Inc is incorporated by reference to the Post-Effective Amendment No. 24.

(e) (6) Distribution Agreement dated December 1, 2005 between the Registrant and Legg Mason Investor Services, LLC is incorporated by reference to Post-Effective Amendment No. 33.

(e) (7) Amendment to Distribution Agreement dated December 1, 2005 between the Registrant and Citigroup Global Markets Inc. is incorporated by reference to Post-Effective Amendment No.33.

(e) (8) Amendment of Distribution Agreement and Assumption of Duties and Responsibilities by PFS, dated December 1, 2005 among the Registrant, PFS Distributors, Inc. and PFS Investments Inc. is incorporated by reference to Post-Effective Amendment No. 33.

(f) Not Applicable.

(g) (1) Custodian Agreement between the Registrant and PNC Bank, National Association (“PNC Bank”) is incorporated by reference to Pre-Effective Amendment No. 1.

(g) (2) Master Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 26.

(h) (1) Transfer Agency Agreement dated August 2, 1993, between the Registrant and First Data Investors Services Group, Inc., is incorporated by reference to Post-Effective Amendment No. 16, filed on January 1, 1994 (“Post-Effective Amendment No. 16”).

(h) (2) Administration Agreement dated April 21, 1994, between the Registrant and Smith Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 20.

(h) (3) Transfer Agency Agreement between Registrant and Citi Fiduciary Trust is incorporated by reference to the Post-Effective Amendment No. 24.

(h) (4) Sub-Transfer Agency Agreement with PFPC Global Fund Services is incorporated by reference to the Post-Effective Amendment No. 24.

(h) (5) License Agreement dated as of December 1, 2005 between Citigroup Inc. and the Registrant is incorporated by reference to Post-Effective Amendment No. 33.

(i) Opinion of Robert A. Vegliante, Assistant Secretary of the Fund, filed with the Registrant’s Rule 24f-2 Notice is incorporated by reference.

(j) (1) Auditors’ Consent is filed herewith.

(j) (2) Power of Attorney Dated December 28, 2005 is incorporated by reference to Post-Effective Amendment No. 33.

(k) Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(m) (1) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant and Smith Barney Inc. (“Smith Barney”) filed on December 28, 1995 (“Post-Effective Amendment No. 18”).

(m) (2) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant is incorporated by reference to Post-Effective Amendment No. 21.

(m) (3) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 with Salomon Smith Barney Inc. and PFS Distributors, Inc. is incorporated by reference to the Post-Effective Amendment No. 24.

(m) (4) Amended Shareholder Services and Distribution Plan dated December 1, 2005 is filed herewith.

(n) Not Applicable

(o) (1) Form of Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 21.

(o) (2) Amended and Restated Rule 18f-3(d) Multiple Class Plan Dated as of December 1, 2005 is incorporated by reference to

Post-Effective Amendment No. 33.

(p) (1) Code of Ethics of the Fund and the Adviser is incorporated by reference to the Post-Effective Amendment No. 24.

(p) (2) Code of Ethics of Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 26.

(p) (3) Code of Ethics of PFS is incorporated by reference to Post-Effective Amendment No. 27.

(p) (4) Code of Ethics of Legg Mason Investor Services, LLC dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 33.

(p) (5) Code of Ethics of Citigroup Asset Management - North America and Certain Registered Investment Companies as amended September 13, 2005 is incorporated by reference to Post-Effective Amendment No. 33.

Item 24.

None.

Item 25.	Indemnification

Under the Registrant’s corporate charter and Maryland law, directors and officers of the Registrant are not liable to the Registrant or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Registrant’s corporate charter requires that it indemnify its directors and officers against liabilities unless it is proved that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These Indemnification provisions are subject to the limitation under the Investment Company Act of 1940, as amended, that no director or officer may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

Item 26.	Business and Other Connections of Investment Adviser

Investment Adviser — Smith Barney Fund Management LLC (“SBFM”)

SBFM was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is an indirect wholly owned subsidiary of Legg Mason, Inc. (“Legg Mason”). SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

Item 27.	Principal Underwriters

(a)(1) Legg Mason Investor Services, LLC (“LMIS”), the Registrant’s co-distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Core Plus Bond Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc. and Western Asset Funds, Inc.

(a)(2) Citigroup Global Markets Inc. (“CGMI”) (formerly Salomon Smith Barney Inc.), the Registrant’s co-distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and

Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

(a)(3) PFS Investments Inc. (formerly, PFS Distributors, Inc.) (“PFS”), Registrant’s co-distributor, is the distributor for certain series of the registrants listed: Smith Barney Trust II, Smith Barney Allocation Series Inc., Smith Barney Investment Series, Smith Barney Investment Trust, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Money Funds Inc. and Smith Barney Sector Series Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio and Liquid Reserves Portfolio.

(b)(1) The names and addresses of directors, officers and partners of LMIS are as follows:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

The address of each director and officer of LMIS is 100 Light Street, Baltimore, Maryland 21202

(b)(2) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(b)(3) (b)(2) The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28.	Location of Accounts and Records.

(1)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(2)	Smith Barney Aggressive Growth Fund Inc.

125 Broad Street

New York, New York 10004

(3)	Smith Barney Fund Management LLC

399 Park Avenue

New York, New York 10022

(4)	State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

(5)	Citicorp Trust Bank, fsb

125 Broad Street

New York, New York 10004

(6)	PFPC Inc.

P.O. Box 9699

Providence RI 02940-9699

(7)	PFS Investments Inc.

3100 Breckinridge Blvd.

Building 20

Duluth, GA 30099-0062

8)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

Item 29.	Management Services.

Not Applicable.

Item 30.	Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY AGGRESSIVE GROWTH FUND INC., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 14th day of March, 2006.

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. JAY GERKEN R. Jay Gerken	Chairman of the Board (Chief Executive Officer)	March 14, 2006

/s/ KAPREL OZSOLAK Kaprel Ozsolak	Treasurer (Chief Financial Officer)	March 14, 2006

/s/ PAUL R. ADES* Paul R. Ades	Director	March 14, 2006

/s/ DWIGHT B. CRANE* Dwight B. Crane	Director	March 14, 2006

/s/ FRANK HUBBARD* Frank Hubbard	Director	March 14, 2006

/s/ KEN MILLER* Ken Miller	Director	March 14, 2006

/s/ JEROME MILLER* Jerome Miller	Director	March 14, 2006

*	Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated December 28, 2005 as contained in and incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on December 28, 2005.

/s/ R. JAY GERKEN
R. Jay Gerken

EXHIBITS

Exhibit No.	Description of Exhibit
(j)(1)	Auditors’ Consent

(m)(4)	Amended Shareholder Services and Distribution Plan